Note 7 - Vessels and Advances, Net	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Vessels and advances, net [Text block]

7. Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2021	$3,525,967	$(1,075,457)	$2,450,510
Depreciation	-	(129,406)	(129,406)
Vessel acquisitions, advances and other vessels’ costs	1,467,937	-	1,467,937
Vessel sales, transfers and other movements	(306,008)	167,159	(138,849)
Balance, December 31, 2021	$4,687,896	$(1,037,704)	$3,650,192
Depreciation	-	(162,651)	(162,651)
Vessel acquisitions, advances and other vessels’ costs	249,023	-	249,023
Vessel sales, transfers and other movements	(140,817)	71,114	(69,703)
Balance, December 31, 2022	$4,796,102	$(1,129,241)	$3,666,861

During the year ended December 31, 2022, the Company acquired the secondhand container vessel Dyros with a TEU capacity of 4,578, and three secondhand dry bulk vessels, the Oracle, Libra and Norma with an aggregate DWT of 172,717. Furthermore, during the year ended December 31, 2022, the Company prepaid the outstanding balances of Jodie Shipping Co., Kayley Shipping Co., Plange Shipping Co. and Simone Shipping Co. finance lease liabilities (Note 12) and re-acquired the 2013-built, 8,827 TEU container vessels, MSC Athens and MSC Athos and the 2014-built, 4,957 TEU container vessels, Leonidio and Kyparissia. In addition, during the year ended December 31, 2022, the Company prepaid the outstanding balance of Benedict Maritime Co. finance arrangement (Note 11.B.2) and re-acquired the 2016-built, 14,424 TEU container vessel Triton.

During the year ended December 31, 2021, the Company (i) acquired the secondhand container vessels Aries, Argus, Glen Canyon, Androusa, Norfolk, Porto Cheli, Porto Kagio, Porto Germeno and Gialova with an aggregate TEU capacity of 49,909, (ii) took delivery of the newbuild container vessels YM Target and YM Tiptop with an aggregate TEU capacity of 25,380 and (iii) took delivery of 43 secondhand dry bulk vessels, 16 of which were part of the SPA (Note 3(d)), the Builder, Pegasus, Adventure, Eracle, Peace, Sauvan, Pride, Alliance, Manzanillo, Acuity, Seabird, Aeolian, Comity, Athena, Farmer and Greneta, with an aggregate DWT of 850,163 and 27 additional dry bulk vessels that were agreed to be acquired during the year ended December 31, 2021, the Bernis, Verity, Dawn, Discovery, Clara, Serena, Merida, Progress, Miner, Parity, Uruguay, Resource, Konstantinos, Taibo, Thunder, Equity, Cetus, Curacao, Rose, Bermondi, Titan I, Orion, Merchia, Damon, Pythias, Hydrus and Phoenix, with an aggregate DWT of 1,388,422.

During the year ended December 31, 2021, the Company purchased the equity interest (in the range from 51% to 75%) held by funds managed and/or advised by York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) (Notes 9 and 10) in the companies owning the containerships Cape Akritas, Cape Tainaro, Cape Artemisio, Cape Kortia and Cape Sounio, with an aggregate capacity of 55,050 TEU, at an aggregate net consideration price of $88,854 after subtracting term loans of $302,193 (Note 11) assumed at the time of the acquisition. As a result, the Company acquired the controlling interest and became the sole shareholder of the vessel owning companies of the said five container vessels (Note 10). Any favorable or unfavorable lease terms associated with these vessels were recorded as an intangible asset or liability (“Time charter assumed”) at the time of the acquisition. The aggregate Time charter assumed, net, at the time of the acquisitions was a liability of $589, current and non-current portion (Note 13). Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations”.

During the year ended December 31, 2021, the Company agreed to acquire (i) the 2008-built, 4,578 TEU secondhand container vessel Dyros, which was delivered during the first quarter of 2022 and (ii) two secondhand dry bulk vessels Oracle and Libra with an aggregate DWT of 114,699 which were delivered to the Company during the first quarter of 2022.

During the year ended December 31, 2021, the Company ordered from a shipyard a number of newbuild container vessels (some 12,690 TEU and some 15,000 TEU). During the year ended December 31, 2022, the Company served notices of termination for the abovementioned shipbuilding contracts due to the shipyard’s repudiation thereof/default thereunder and has served notice of arbitration to the relevant shipyard under the said shipbuilding contracts.

During the year ended December 31, 2020, the Company acquired the 2009-built, 4,258 TEU Virgo, the 2007-built, 2,572 TEU Scorpius and the 2011-built, 4,178 TEU Neokastro and took delivery of the 12,690 TEU newbuilds YM Triumph, YM Truth and YM Totality from the shipyard. Upon their delivery, all three newbuild vessels commenced their 10-year time charters.

On February 14, 2022, the Company decided to make arrangements to sell the container vessels Sealand Washington and Maersk Kalamata and on March 30, 2022, the Company decided to make arrangements to sell the dry bulk vessel Thunder. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the three vessels as “held for sale” were met. As of December 31, 2022, the amount of $55,195, separately reflected in Vessels held for sale in the December 31, 2022 consolidated balance sheet, represents the aggregate carrying value of Sealand Washington and Maersk Kalamata at the time that held for sale criteria were met on the basis that as of that date each vessel’s fair value less cost to sell exceeded each vessel’s carrying value. Each vessel’s fair value is based on its estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy). Both vessels were sold during the first quarter of 2023 (Note 23(c)).

On December 9, 2021, the Company decided to make arrangements to sell the container vessels Sealand Illinois, Sealand Michigan, York and Messini. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel as “held for sale” were met. As of December 31, 2021, the amount of $78,799 (including $3,742 transferred from Deferred charges, net), separately reflected in Vessels held for sale in the 2021 consolidated balance sheet, represents the aggregate carrying value of those vessels at the time that held for sale criteria were met on the basis that as of that date each vessel’s fair value less cost to sell exceeded each vessel’s carrying value. Their fair value was based on the vessel’s estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy).

During the year ended December 31, 2022, the Company sold the dry bulk vessel Thunder which was classified as held for sale at March 30, 2022 and the container vessels Messini, Sealand Michigan, Sealand Illinois and York, which were classified as held for sale at December 9, 2021 and recognized an aggregate gain of $126,336, which is separately reflected in Gain / (loss) on sale of vessels, net in the accompanying consolidated statement of operations for the year ended December 31, 2022.

During the year ended December 31, 2021, the Company sold the container vessels (i) Halifax Express, which was classified as a Vessel held for sale at December 31, 2020, (ii) Prosper and Venetiko, which were classified as Vessels held for sale at March 31, 2021, (iii) Zim Shanghai and Zim New York, which were classified as Vessels held for sale at June 30, 2021, and recognized an aggregate net gain of $45,894, which is separately reflected in Gain / (loss) on sale of vessels, net in the accompanying 2021 consolidated statement of operations.

During the year ended December 31, 2022, the Company recorded an impairment loss in relation to four of its dry bulk vessels in the amount of $1,691. The fair values of the four vessels were determined through Level 2 inputs of the fair value hierarchy (Note 21).

During the year ended December 31, 2020, the Company recorded an impairment loss in relation to five of its container vessels in the amount of $31,577 (including $693 transferred from Deferred charges, net). The fair values of the five vessels were determined through Level 2 inputs of the fair value hierarchy (Note 21).

As of December 31, 2022, 99 of the Company’s vessels, with a total carrying value of $2,765,863, have been provided as collateral to secure the long-term debt discussed in Note 11. This excludes the vessels YM Triumph, YM Truth, YM Totality, YM Target and YM Tiptop, the four vessels acquired in 2018 under the Share Purchase Agreement (Note 11.B) with York and six unencumbered vessels.